RELATED PARTY TRANSACTIONS - Additional information (FY) (Details) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Feb. 28, 2021	Jun. 30, 2023	Dec. 31, 2022	Jul. 31, 2022
RELATED PARTY TRANSACTIONS
Capital contribution made by Group to limited partnership	$ 17,000,000			$ 17,000,000
Loss on change in fair value of financial assets at fair value through profit or loss	$ 952,000		$ 2,238,000	$ (952,000)
Revolving line of credit [Member]
RELATED PARTY TRANSACTIONS
Interest received		$ 800,000
Matrixport Group [Member]
RELATED PARTY TRANSACTIONS
Capital commitment					$ 20,000,000
Matrixport Group [Member] | Revolving line of credit [Member]
RELATED PARTY TRANSACTIONS
Maximum amount		$ 20,000,000
Borrowings, interest rate		12.50%
Repayments of each tranche of credit		60 days